Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] $ / shares in Units, pure in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2020 CAD ($) $ / shares	Jan. 31, 2019 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense | $	$ 3.9	$ 3.3
Granted	2.1	2.2
Weighted average fair value of options granted | $ / shares	$ 5.55	$ 5.64